UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number        811-22147

                                 Invesco India Exchange-Traded Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

                               Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

                                 Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Invesco Semi-Annual Report to Shareholders

April 30, 2019

PIN	Invesco India ETF

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold accounts through a financial intermediary, you may contact your financial intermediary to enroll in electronic delivery. Please note that not all financial intermediaries may offer this service.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

2

Invesco India ETF (PIN)

April 30, 2019

(Unaudited)

Portfolio Composition
Sector Breakdown (% of the Fund’s Net Assets) as of April 30, 2019
Financials	22.5
Energy	19.8
Information Technology	17.8
Consumer Staples	12.3
Materials	10.2
Consumer Discretionary	7.0
Health Care	5.9
Communication Services	1.8
Industrials	1.7
Utilities	1.1
Other Assets Less Liabilities	(0.1)

Schedule of Investments(a)

Number of Shares		Value
	Common Stocks & Other Equity Interests—100.1%
	Communication Services—1.8%
663,450	Bharti Airtel Ltd.	$3,055,235
192,061	Bharti Airtel Ltd. Rts. expiring 6/17/19(b)	276,961

		3,332,196

	Consumer Discretionary—7.0%
4,770	Bosch Ltd.	1,235,741
4,632	Eicher Motors Ltd.	1,356,447
206,084	Mahindra & Mahindra Ltd.	1,911,989
48,624	Maruti Suzuki India Ltd.	4,660,382
466,564	Tata Motors Ltd.(b)	1,437,516
135,341	Titan Co. Ltd.	2,254,362

		12,856,437

	Consumer Staples—12.3%
84,272	Avenue Supermarts Ltd.(b)(c)	1,569,640
183,600	Dabur India Ltd.	1,050,859
98,506	Godrej Consumer Products Ltd.	923,117
477,863	Hindustan Unilever Ltd.	12,076,125
640,896	ITC Ltd.	2,776,759
9,728	Nestle India Ltd.	1,525,249
70,823	United Breweries Ltd.	1,444,844
153,962	United Spirits Ltd.(b)	1,242,033

		22,608,626

	Energy—19.8%
722,012	Bharat Petroleum Corp. Ltd.	3,943,084
1,050,820	Coal India Ltd.	3,809,489
1,684,161	Indian Oil Corp. Ltd.	3,826,992
2,183,945	Oil & Natural Gas Corp. Ltd.	5,312,776
975,770	Reliance Industries Ltd.	19,539,600

		36,431,941

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Financials—22.5%
708,690	Axis Bank Ltd.(b)	$7,813,510
46,386	Bajaj Finance Ltd.	2,064,716
23,371	Bajaj Finserv Ltd.	2,526,973
225,837	HDFC Life Insurance Co. Ltd.(c)	1,313,550
465,779	Housing Development Finance Corp. Ltd.	13,360,206
951,383	ICICI Bank Ltd.	5,573,942
142,064	ICICI Lombard General Insurance Co. Ltd.(c)	2,233,175
1,272,959	IDBI Bank Ltd.(b)	720,176
821,754	State Bank of India(b)	3,661,954
873,608	Yes Bank Ltd.	2,110,111

		41,378,313

	Health Care—5.9%
167,530	Aurobindo Pharma Ltd.	1,972,797
30,412	Dr Reddy’s Laboratories Ltd.	1,282,766
93,003	Lupin Ltd.	1,166,052
39,429	Piramal Enterprises Ltd.	1,338,983
773,605	Sun Pharmaceutical Industries Ltd.	5,090,169

		10,850,767

	Industrials—1.7%
345,746	Adani Ports & Special Economic Zone Ltd.	1,952,576
72,688	Siemens Ltd.	1,225,597

		3,178,173

	Information Technology—17.8%
172,668	HCL Technologies Ltd.	2,937,680
1,597,338	Infosys Ltd.	17,255,143
78,739	Mindtree Ltd.	1,110,834
244,888	Tata Consultancy Services Ltd.	7,958,343

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

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Invesco India ETF (PIN) (continued)

April 30, 2019

(Unaudited)

Number of Shares		Value
	Common Stocks & Other Equity Interests (continued)
	Information Technology (continued)
813,067	Wipro Ltd.	$3,489,979

		32,751,979

	Materials—10.2%
418,775	Ambuja Cements Ltd.	1,327,605
123,191	Asian Paints Ltd.	2,591,476
915,342	Hindustan Zinc Ltd.	3,643,404
701,103	JSW Steel Ltd.	3,108,173
51,261	UltraTech Cement Ltd.	3,402,574
162,051	UPL Ltd.	2,257,991
1,063,950	Vedanta Ltd.	2,552,272

		18,883,495

	Utilities—1.1%
1,081,601	NTPC Ltd.	2,084,555

	Total Investments in Securities (Cost $181,672,415)—100.1%	184,356,482

	Other assets less liabilities—(0.1)%	(216,868)

	Net Assets—100.0%	$184,139,614

Abbreviations:

Rts.—Rights

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2019 was $5,116,365, which represented 2.78% of the Fund’s Net Assets.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

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Consolidated Statement of Assets and Liabilities

April 30, 2019

(Unaudited)

Invesco India ETF (PIN)
Assets:
Investments in securities, at value	$184,356,482
Foreign currencies, at value	513,869
Receivable for:
Investments sold	3,828,036
Shares sold	8,451
Dividends	7,025

Total assets	188,713,863

Liabilities:
Due to custodian	111,146
Payable for:
Shares repurchased	3,811,976
Accrued unitary management fees	121,161
Accrued tax expenses	529,966

Total liabilities	4,574,249

Net Assets	$184,139,614

Net assets consist of:
Shares of beneficial interest	$147,399,405
Distributable earnings	36,740,209

Net Assets	$184,139,614

Shares outstanding (unlimited amount authorized, $0.01 par value)	7,200,000
Net asset value	$25.57

Market price	$25.51

Investments in securities, at cost	$181,672,415

Foreign currencies, at cost	$513,491

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

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Consolidated Statement of Operations

For the six months ended April 30, 2019

(Unaudited)

Invesco India ETF (PIN)
Investment income:
Unaffiliated dividend income	$1,484,601
Affiliated dividend income	2,456

Total investment income	1,487,057

Expenses:
Unitary management fees	780,213
Tax expenses	99,514

Total Expenses	879,727

Less: Waivers	(186)

Net expenses	879,541

Net investment income	607,516

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $1,750,062)	70,633,625
Foreign currencies	(683,608)

Net realized gain	69,950,017

Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes of $529,966)	(40,354,808)
Foreign currencies	35,910

Net change in unrealized appreciation (depreciation)	(40,318,898)

Net realized and unrealized gain	29,631,119

Net increase in net assets resulting from operations	$30,238,635

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

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Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2019 and the year ended October 31, 2018

(Unaudited)

	Invesco India ETF (PIN)
	April 30, 2019	October 31, 2018
Operations:
Net investment income	$607,516	$3,131,735
Net realized gain	69,950,017	45,341,964
Net change in unrealized appreciation (depreciation)	(40,318,898)	(81,157,864)

Net increase (decrease) in net assets resulting from operations	30,238,635	(32,684,165)

Distributions to Shareholders from:
Distributable earnings	(2,408,351)	—

Shareholder Transactions:
Value of shares repurchased	(43,964,449)	(60,154,395)
Transaction fees	98,656	143,553

Net increase (decrease) in net assets resulting from shares transactions	(43,865,793)	(60,010,842)

Increase (Decrease) in Net Assets	(16,035,509)	(92,695,007)

Net Assets:
Beginning of period	200,175,123	292,870,130

End of period	$184,139,614	$200,175,123

Changes in Shares Outstanding:
Shares repurchased	(1,800,000)	(2,450,000)
Shares outstanding, beginning of period	9,000,000	11,450,000

Shares outstanding, end of period	7,200,000	9,000,000

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

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Financial Highlights

Invesco India ETF (PIN)

	Six Months Ended April 30, 2019 (Unaudited)		Years Ended October 31,
			2018	2017	2016	2015	2014
Per Share Operating Performance
Net asset value at beginning period	$22.24		$25.58	$20.79	$20.11	$22.47	$17.54
Net investment income(a)	0.07		0.28	0.27	0.22	0.17	0.22
Net realized and unrealized gain (loss)	3.25		(3.63)	4.76	0.67	(2.41)	4.89
Total from investment operations	3.32		(3.35)	5.03	0.89	(2.24)	5.11
Distributions to shareholders from:
Net investment income	(0.00	)(b)	—	(0.28)	(0.22)	(0.15)	(0.19)
Transaction fees(a)	0.01		0.01	0.04	0.01	0.03	0.01
Net asset value at end of period	$25.57		$22.24	$25.58	$20.79	$20.11	$22.47
Market price at end of period(c)	$25.51		$22.06	$25.62	$20.76	$19.91	$22.58
Net Asset Value Total Return(d)	16.31%		(13.06)%	24.52%	4.57%	(9.88)%	29.30%
Market Price Total Return(d)	16.98%		(13.90)%	24.89%	5.47%	(11.21)%	31.66%
Ratios/Supplemental Data:
Net assets at end of period (000’s omitted)	$184,140		$200,175	$292,870	$422,046	$474,687	$566,343
Ratio to average net assets of:
Expenses	0.88	%(e)	0.82%	0.79%	0.80%	0.82%	0.85%
Net investment income	0.61	%(e)	1.12%	1.22%	1.15%	0.78%	1.14%
Portfolio turnover rate(f)	107%		27%	27%	39%	68%	49%

(a)	Based on average shares outstanding.
(b)	Amount represents less than $(0.005).
(c)	The mean between the last bid and ask prices.
(d)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and sale at the market price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)	Annualized.
(f)	Portfolio turnover rate is not annualized and does not include securities received or delivered from processing creations or redemptions.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the consolidated financial statements.

8

Notes to Consolidated Financial Statements

Invesco India Exchange-Traded Fund Trust

April 30, 2019

(Unaudited)

Note 1—Organization

Invesco India Exchange-Traded Fund Trust (the “Trust”) was organized as a Massachusetts business trust on August 3, 2007 and is authorized to have multiple series of portfolios. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). This report includes Invesco India ETF (PIN), an exchange-traded index fund (the “Portfolio”). The Portfolio carries out its investment strategy by investing at least 90% of its total assets in securities that comprise the Indus India Index (the “Underlying Index”), as well as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) based on securities in the Underlying Index. Prior to March 25, 2019, the Portfolio invested substantially all of its assets in Invesco Mauritius PIN, a wholly-owned subsidiary organized in Mauritius (the “Subsidiary”) to gain exposure to Indian equity securities. Invesco Capital Management LLC (the “Adviser”) serves as the investment adviser to the Portfolio and, prior to March 25, 2019, both the Portfolio and the Subsidiary (collectively the “Fund”). Through such investment structure, the Fund historically sought to obtain benefits from a tax treaty between Mauritius and India (the “Tax Treaty”), and the Subsidiary was required to meet certain tests and conditions, including the establishment of Mauritius tax residence, in order to obtain such benefits. In response to amendments in the Tax Treaty between India and Mauritius, the Portfolio exercised its rights as the sole shareholder of the Subsidiary to transition all of its Indian securities out of the Subsidiary and as such all investments were liquidated on March 25, 2019. Although certain disclosures contained herein refer to the Fund, the Portfolio currently holds its investments in Indian securities directly.

The Fund’s shares (“Shares”) are listed on NYSE Arca, Inc. The market price of a Share may differ to some degree from the Fund’s net asset value (“NAV”). Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of cash. Except when aggregated in Creation Units by Authorized Participants, Shares are not individually redeemable securities of the Fund.

The investment objective of the Fund is to seek to track the investment results (before fees and expenses) of its Underlying Index.

Note 2—Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund in preparation of its consolidated financial statements.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services—Investment Companies.

A.	Security Valuation — Securities, including restricted securities, are valued according to the following policies:

A security listed or traded on an exchange (except convertible securities) is generally valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded, or at the final settlement price set by such exchange. Swaps and options not listed on an exchange are valued by an independent source. For purposes of determining NAV per Share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investment companies are valued using such company’s NAV per share, unless the shares are exchange-traded, in which case they are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

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Foreign securities’ (including foreign exchange contracts’) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the London world markets. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, the potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value exchange-traded equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans, and unlisted equity securities.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors, including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Other Risks

Index Risk. Unlike many investment companies, the Fund does not utilize investing strategies that seek returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Authorized Participant Concentration Risk. Only Authorized Participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities underlying the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units, this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s NAV and possibly face trading halts and/or delisting. This risk may be heightened for the Fund because it invests in non-U.S. securities, which may have lower trading volumes.

Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Non-Correlation Risk. The Fund’s return may not match the return of its Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to its Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of its Underlying Index. Because the Fund issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind. In addition, the performance of the Fund and its Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Equity Risk. Equity risk is the risk that the value of the securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general

10

and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings reports or the failure to make anticipated dividend payments, may depress the value of common stock.

Small- and Mid-Capitalization Company Risk. Investing in securities of small- and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Currency Risk. The Fund invests in Indian rupee-denominated equity securities of Indian issuers. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the Indian rupee depreciates against the U.S. dollar, even if the value of its holdings, measured in Indian rupees, increases.

Indian Securities Risk. Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Fund’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Certain restrictions on foreign investment may decrease the liquidity of the Fund’s portfolio or inhibit the Fund’s ability to track the Underlying Index. The Fund’s investment in securities of issuers located or operating in India as well as its ability to track the Underlying Index may be limited or prevented at times, due to the limits on foreign ownership imposed by the Reserve Bank of India.

Regulatory Risk. The Adviser is a qualified foreign portfolio investor (“FPI”) with the Securities and Exchange Board of India (“SEBI”), and the Subsidiary, prior to March 25, 2019, was registered as a sub-account with the SEBI in order to obtain certain benefits relating to the Fund’s ability to make and dispose of investments. There can be no assurances that the Indian regulatory authorities will continue to grant such qualifications, and the loss of such qualifications could adversely impact the ability of the Fund to make investments in India.

Cash Transaction Risk. Unlike most exchange-traded funds (“ETFs”), the Fund currently intends to effect creations and redemptions principally for cash, rather than principally in-kind because of the nature of its investments. As such, investments in the Shares may be less tax efficient than investments in conventional ETFs.

Tax Risk. The Fund expects that the Subsidiary may be eligible to receive favorable tax treatment pursuant to the Tax Treaty. However, if India and Mauritius were to further re-negotiate the Tax Treaty, any change in its provisions, such as the change presented by the 2016 Protocol where beginning on April 1, 2019, capital gains on shares of companies which are tax residents of India acquired on or after April 1, 2017 will be taxed at India’s full tax rate, could result in the imposition of additional withholding and other taxes on the Subsidiary by India, which would reduce the Fund’s return.

Indian tax authorities recently have adopted an aggressive position towards claims of tax exemptions available under tax treaties, and often challenge claims for various reasons.

General anti-avoidance rules (“GAAR”) were implemented in India for the financial year beginning April 1, 2017. The Indian tax authorities may disregard any arrangement whose main purpose is to obtain a tax benefit. If any such arrangement were determined, tax benefits may be eliminated, thereby adversely affecting the Fund’s or the Subsidiary’s business and financial conditions.

C.

Investment Transactions and Investment Income — Investment transactions are accounted for on a trade date basis. Realized gains and losses from the sale or disposition of securities are computed on the specific identified cost basis. Interest income is recorded on the accrual basis from settlement date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Realized gains, dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s NAV and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net

11

investment income reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the Adviser.

D.

Country Determination — For the purposes of presentation in the Schedule of Investments, the Adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include whether the Fund’s Underlying Index has made a country determination and may include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

E.

Dividends and Distributions to Shareholders — The Fund declares and pays dividends from net investment income, if any, to its shareholders quarterly and records such dividends on ex-dividend date. Generally, the Fund distributes net realized taxable capital gains, if any, annually in cash and records them on ex-dividend date. Such distributions on a tax basis are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s consolidated financial statements as a tax return of capital at fiscal year-end.

F.

Taxes — The Fund intends to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments for in-kind transactions, losses deferred due to wash sales and passive foreign investment company adjustments, if any.

The Fund files U.S. federal tax returns and tax returns in certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

On May 10, 2016, India and Mauritius signed a protocol amending their Tax Treaty. With this protocol, Mauritius entities are subject to a 15% short-term capital gains tax in India on the sale of shares of Indian resident companies purchased on or after April 1, 2017. The protocol grandfathers shares acquired on or before March 31, 2017, so that gains on these shares will remain exempt from taxation irrespective of their date of disposal. In addition, during a transition period from April 1, 2017 through March 31, 2019, the tax rate was limited to 50% of the domestic tax rate in India on such gains, subject to fulfillment of conditions in the Limitation of Benefits article of the Tax Treaty. Short-term gains arising on shares acquired on or after April 1, 2017, and transferred on or after April 1, 2019 were taxed fully in India as per the India tax laws. It is important to note that the amendments to the capital gains article in the protocol relates to the taxation of shares only and would not affect the taxation of other “securities.” In February 2018, an amendment to the India Income Tax Acts extended the scope of capital gain taxation to apply to gains on the transfer of long-term assets beginning on April 1, 2018. Securities acquired prior to February 1, 2018 will benefit from limited grandfathering in the form of a step-up in the cost basis of securities. Changes in the India tax law could reduce the return to the Fund on its investments and the return received by Fund shareholders.

The Subsidiary has obtained a tax residence certificate from the Mauritian authorities and believes such certification is determinative of its resident status for Tax Treaty purposes. Dividends from Indian companies are paid to the Fund free of Indian tax. With respect to Mauritian taxes, the Fund is subject to income tax in Mauritius on its net income at 15%. However, the Fund is entitled to a foreign tax credit equivalent to the higher of the actual foreign tax suffered and 80% of the Mauritius tax on its foreign source income. A company holding at least 5% of the share capital of an Indian company and receiving dividends may claim a credit for the tax paid by the Indian company on its profits out of which dividends were distributed including the Dividend Distribution Tax. Consequently, for the current period, the Fund is expected to be subject to a maximum effective rate of tax of 3% in Mauritius on its net dividend and interest income. Further, the Fund is not subject to taxes on capital gains in Mauritius.

There is no assurance that the terms of the Tax Treaty will not be subject to additional renegotiation or a different interpretation of the Tax Treaty in the future or that the Subsidiary will continue to be deemed a tax resident by Mauritius, allowing favorable tax treatment. Any change in the provisions of this Tax Treaty or in its applicability to the Subsidiary could result in the imposition of withholding and other taxes on the Subsidiary by India, which would reduce the return to the Fund on its investment.

G.

Expenses — The Fund has agreed to pay an annual unitary management fee to the Adviser. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund and, through March 25, 2019, the Subsidiary, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees,

12

if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses. The Subsidiary paid through March 25, 2019 for its distribution fees (if any), brokerage expenses, taxes, interest, litigation expenses and extraordinary expenses.

To the extent the Fund invests in other investment companies, the expenses shown in the accompanying consolidated financial statements reflect the expenses of the Fund and do not include any expenses of the investment companies in which it invests. The effects of such investment companies’ expenses are included in the realized and unrealized gain or loss on the investments in the investment companies.

H.

Accounting Estimates — The preparation of the financial statements on a consolidated basis in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements, including estimates and assumptions related to taxation. Actual results could differ from those estimates. In addition, the Fund monitors for material events or transactions that may occur or become known after the period end date and before the date the consolidated financial statements are released to print. All inter-company accounts and transactions have been eliminated in consolidation.

I.

Indemnifications — Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Each Board member who is not an “interested person” (as defined in the 1940 Act) of the Trust (each, an “Independent Trustee”) is also indemnified against certain liabilities arising out of the performance of his duties to the Trust pursuant to an Indemnification Agreement between such trustee and the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

J.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

Note 3—Investment Advisory Agreement and Other Agreements

The Trust has entered into an Investment Advisory Agreement with the Adviser on behalf of the Fund, pursuant to which the Adviser has overall responsibility for the selection and ongoing monitoring of the Fund’s investments, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services.

As compensation for its services, the Fund accrues daily and pays monthly to the Adviser an annual unitary management fee of 0.78% of the Fund’s average daily net assets. Out of the unitary management fee, the Adviser has agreed to pay for substantially all expenses of the Fund and, through March 25, 2019, the Subsidiary, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for advisory fees, distribution fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, if any, litigation expenses and other extraordinary expenses.

Further, effective April 11, 2019 through August 31, 2021, the Adviser has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate (excluding investments of cash collateral from securities lending). The Adviser cannot discontinue this waiver prior to its expiration.

For the six-month period ended April 30, 2019, the Adviser waived fees of $186.

The Trust has entered into a Distribution Agreement with Invesco Distributors, Inc. (the “Distributor”), which serves as the distributor of Creation Units for the Fund. The Distributor does not maintain a secondary market in the Shares. The Fund is not charged any fees pursuant to the Distribution Agreement. The Distributor is an affiliate of the Adviser.

The Adviser has entered into a licensing agreement for the Fund with Indus Advisors LLC (the “Licensor”). The Underlying Index name trademark is owned by the Licensor. The trademark has been licensed to the Adviser for use by the Fund. The Fund is entitled to use the Underlying Index pursuant to the Trust’s sub-licensing agreement with the Adviser. The Fund is not sponsored, endorsed, sold or promoted by the Licensor, and the Licensor makes no representation regarding the advisability of investing in the Fund. The Fund is not a party to the licensing agreement.

13

The Trust has entered into service agreements whereby The Bank of New York Mellon, a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the administrator, custodian, fund accountant and transfer agent for the Fund.

Note 4—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2019 (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$184,079,521	$276,961	$—	$184,356,482

Note 5—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforwards are calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had capital loss carryforwards as of October 31, 2018, which expire as follows:

	Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2019	$15,322,005	$—	$15,322,005
Not subject to expiration	8,754,758	—	8,754,758

Total capital loss carryforward	$24,076,763	$—	$24,076,763

*

Capital loss carryforwards as of the date listed above are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

Note 6—Investment Transactions

For the six-month period ended April 30, 2019, the cost of securities purchased and proceeds from sales of securities (other than short-term securities and money market funds, if any) were $212,865,640 and $259,200,543, respectively.

14

At April 30, 2019, the aggregate cost of investments, including any derivatives, on a tax basis includes adjustments for financial reporting purposes as of the most recently completed federal income tax reporting year-end:

Aggregate unrealized appreciation of investments	$5,705,395
Aggregate unrealized (depreciation) of investments	(14,511,849)

Net unrealized appreciation (depreciation) of investments	$(8,806,454)

Cost of investments for tax purposes is $193,162,936.

Note 7—Trustees’ and Officer’s Fees

Trustees’ and Officer’s Fees include amounts accrued by the Fund to pay remuneration to the Independent Trustees and an Officer of the Trust. The Adviser, as a result of the Fund’s unitary management fee, pays for such compensation. The Trustee who is an “interested person” of the Trust does not receive any Trustees’ fees.

The Trust has adopted a deferred compensation plan (the “Plan”). Under the Plan, each Independent Trustee who has executed a Deferred Fee Agreement (a “Participating Trustee”) may defer receipt of all or a portion of his compensation (“Deferral Fees”). Such Deferral Fees are deemed to be invested in select Invesco Funds. The Deferral Fees payable to the Participating Trustee are valued as of the date such Deferral Fees would have been paid to the Participating Trustee. The value increases with contributions or with increases in the value of the Shares selected, and the value decreases with distributions or with declines in the value of the Shares selected. Obligations under the Plan represent unsecured claims against the general assets of the Fund.

Note 8—Capital

Shares are created and redeemed by the Fund only in Creation Units of 50,000 Shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. Unlike most ETFs, the Fund currently effects creations and redemptions principally in exchange for the deposit or delivery of cash, rather than principally in exchange for the deposit or delivery of a basket of securities (“Deposit Securities”). If an in-kind transaction is permitted, there will be a balancing cash component to equate the transaction to the NAV per Share of the Fund on the transaction date. However, cash in an amount equivalent to the value of certain securities may be substituted for any otherwise permitted in-kind transaction, generally when the securities are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances.

To the extent that the Fund permits transactions in exchange for Deposit Securities, the Fund may issue Shares in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to 105% of the market value of the missing Deposit Securities. In accordance with the Trust’s Participant Agreement, Creation Units will be issued to an Authorized Participant, notwithstanding the fact that the corresponding Deposit Securities have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked-to-market daily) at least equal to 105%, which the Adviser may change from time to time, of the value of the missing Deposit Securities.

Certain transaction fees may be charged by the Fund for creations and redemptions, which are treated as increases in capital.

Transactions in the Fund’s Shares are disclosed in detail in the Consolidated Statement of Changes in Net Assets.

Note 9—Subsequent Event

Effective as of the close of markets on June 21, 2019, the Fund changed its investment objective, principal investment strategy, index provider and underlying index. The new underlying index is as follows:

Current Underlying Index	New Underlying Index
Indus India Index	FTSE India Quality and Yield Select Index

15

Calculating your ongoing Fund expenses

Example

As a shareholder of the Invesco India ETF (the “Fund”), you incur a unitary management fee. In addition to the unitary management fee, a shareholder may pay distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses, if any). The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2019.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges and brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period(1)
Actual	$1,000.00	$1,163.10	0.88%	$4.72
Hypothetical (5% return before expenses)	1,000.00	1,020.43	0.88	4.41

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2019. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.

16

Board Considerations Regarding Continuation of Investment Advisory Agreement

At a meeting held on April 11, 2019, the Board of Trustees of the Invesco India Exchange-Traded Fund Trust (the “Trust”), including the Independent Trustees, approved the continuation of the Investment Advisory Agreement between Invesco Capital Management LLC (the “Adviser”) and the Trust for Invesco India ETF (the “Fund”).

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the investment performance of the Fund and the Adviser, (iii) the fees paid by the Fund and comparisons to amounts paid by other comparable registered investment companies, (iv) the costs of services provided and estimated profits realized by the Adviser, (v) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (vi) any further benefits realized by the Adviser from its relationship with the Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions performed by the Adviser for the Fund, information describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Invesco Ltd. (“Invesco”), and the background and experience of the persons responsible for the day-to-day management of the Fund. The Trustees reviewed matters related to the Adviser’s oversight of execution of portfolio transactions on behalf of the Fund.

The Trustees reviewed information on the performance of the Fund and its underlying index for the one-year, three-year, five-year, ten-year and since-inception (March 5, 2008) periods ended December 31, 2018, including reports for each of those periods on the correlation and tracking error between the Fund’s performance and the performance of its underlying index, as well as the Adviser’s analysis of the tracking error between the Fund and its underlying index. In reviewing the tracking error report, the Trustees considered information provided by Invesco’s Global Performance Measurement and Risk Group, an independent organization within Invesco, with respect to general expected tracking error ranges. The Trustees noted that, for each period, the correlation and tracking error for the Fund were within the targeted range set forth in the Trust’s registration statement and concluded that the Fund was correlated to its underlying index and that the tracking error for the Fund was within an acceptable range given the Fund’s circumstances.

The Trustees also considered the services provided by the Adviser in its oversight of the Fund’s administrator, custodian and transfer agent. They noted the significant amount of time, effort and resources that had been devoted to this oversight function.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided by the Adviser to the Fund under the Investment Advisory Agreement were appropriate and reasonable.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on the Fund’s net expense ratio and unitary advisory fee, as compared to information compiled by the Adviser from Lipper Inc. databases on the net expense ratios of comparable exchange-traded funds (“ETFs”) and open-end (non-ETF) actively-managed funds. The information compiled by the Adviser from Lipper Inc. databases indicated that the Fund did not have open-end (non-ETF) index peer funds. The Trustees noted that the annual unitary advisory fee charged to the Fund is 0.78%, and that the Adviser pays all other operating expenses of the Fund and the Fund’s wholly-owned subsidiary, except that the Fund and its subsidiary pay their respective brokerage expenses, taxes, interest, litigation expenses and extraordinary expenses.

The Trustees noted that the Adviser represented that it does not serve as the investment adviser to any clients, other than other ETFs also overseen by the Trustees, with comparable investment strategies as the Fund, but that it provides sub-advisory services to other clients. The Trustees noted that the Fund’s net expense ratio of 0.82% was lower than the median net expense ratios of its ETF peer funds and open-end actively-managed peer funds. The Trustees determined that the Fund’s unitary advisory fee was reasonable, noting the complexity of investing directly in the Indian market, other distinguishing factors of the Fund, and the administrative, operational and management oversight costs for the Adviser. The Trustees also noted that a portion of the Fund’s operating expenses was attributable to a license fee payable out of the unitary advisory fee charged to the Fund. The Board concluded that the unitary advisory fee charged to the Fund was reasonable and appropriate in light of the services provided.

In conjunction with their review of the unitary advisory fee, the Trustees considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement for the Fund. The Trustees reviewed information provided by the Adviser on its overall profitability, as well as the estimated profitability to the Adviser from its relationship to the Fund. The Trustees concluded that the overall and estimated profitability to the Adviser was not unreasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect economies of

17

Board Considerations Regarding Continuation of Investment Advisory Agreement (continued)

scale for the benefit of shareholders. The Trustees reviewed the Fund’s asset size and unitary advisory fee. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for the Fund. The Trustees considered whether the unitary advisory fee rate for the Fund was reasonable in relation to the asset size of the Fund, and concluded that the unitary advisory fee was reasonable and appropriate.

The Trustees noted that the Adviser had not identified any further benefits that it derived from its relationship with the Fund and had noted that it does not have any soft-dollar arrangements.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined to approve the continuation of the Investment Advisory Agreement for the Fund. No single factor was determinative in the Board’s analysis.

18

Proxy Voting Policies and Procedures

A description of the Trust’s proxy voting policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 983-0903. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 983-0903; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at www.sec.gov.

Quarterly Portfolios

The Trust files its complete schedule of portfolio holdings for the Funds with the Commission for the first and third quarters of each fiscal year on Form N-Q (or any successor Form). The Trust’s Forms N-Q (or any successor Form) are available on the Commission’s website at www.sec.gov.

Frequency Distribution of Discounts and Premiums

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value, and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the calendar quarters since that year end (or the life of the Fund, if shorter) may be found at the Fund’s website at www.invesco.com/ETFs.

©2019 Invesco Capital Management LLC 3500 Lacey Road, Suite 700 Downers Grove, IL 60515	P-PIN-SAR-1	invesco.com/ETFs

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) informed the Audit Committee (the “Audit Committee”) of the Registrant’s Board of Trustees (the “Board”) that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PwC, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Registrant is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the Registrant as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the “Invesco Fund Complex”). PwC informed the Audit Committee it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PwC’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. On June 18, 2019, the SEC adopted amendments to the Loan Rule (the “Amendments”) addressing many of the issues that led to the issuance of the no-action letter. The Amendments will become effective and supersede the no-action letter 90 days after publication in the Federal Register.

In an August 18, 2016 letter, and in subsequent communications, PwC affirmed to the Audit Committee that, as of the date of the letter and the subsequent communications, respectively, PwC is an independent accountant with respect to the Registrant within the meaning of PCAOB Rule 3520. In its letter and in its subsequent communications, PwC also informed the Audit Committee that, after evaluating the facts and circumstances and the applicable independence rules, PwC has concluded that with regard to its compliance with the independence criteria set forth in the rules and regulations of the SEC related to the Loan Rule, it believes that it remains objective and impartial despite matters that may ultimately be determined to be inconsistent with these criteria and therefore it can continue to serve as the Registrant’s registered public accounting firm. PwC has advised the Audit Committee that this conclusion is based in part on the following considerations: (1) the lenders to PwC have no influence over any fund, or other entity within the Invesco Fund Complex, or its investment adviser; (2) none of the officers or trustees of the Invesco Fund Complex whose shares are owned by PwC lenders are associated with those lenders; (3) PwC understands that the shares held by PwC lenders are held for the benefit of and on behalf of its policy owners/end investors; (4) investments in funds such as the Invesco Fund Complex funds are passive; (5) the PwC lenders are part of various syndicates of unrelated lenders; (6) there have been no changes to the loans in question since the origination of each respective note; (7) the debts are in good standing and no lender has the right to take action against PwC, as borrower, in connection with the financings; (8) the debt balances with each lender are immaterial to PwC and to each lender; and (9) the PwC audit engagement team has no involvement in PwC’s treasury function and PwC’s treasury function has no oversight of or ability to influence the PwC audit engagement team. In addition, PwC has communicated that the lending relationships appear to be consistent with the lending relationships described in the no-action letter and that they are not aware of other relationships that would be implicated by the Loan Rule. In addition to relying on PwC’s August 18, 2016 letter and subsequent communications regarding its independence, the Registrant intends to rely upon the no-action letter.

If in the future the independence of PwC is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Registrant may need to take other action in order for the Registrant’s filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Registrant to issue new shares or have other material adverse effects on the Registrant. The SEC no-action relief was initially set to expire 18 months from issuance, but has been extended by the SEC without an expiration date, except that the no-action letter will be withdrawn upon the effectiveness of the Amendments.

During the reporting period, PwC advised the Registrant’s Audit Committee of the following matter for consideration under the SEC’s independence rules. PwC advised the Audit Committee that a PwC Partner indirectly through her spouse’s equivalent brokerage account held a financial interest in an investment company within the Invesco Fund Complex that was inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. PwC noted, among other things, that during the time of its audit, the engagement team was not aware of the investment, the individual was not in the chain of command of the audit or the audit partners of Invesco or the affiliate of the Registrant, the individual did not provide any services to the Registrant and did not provide any consultation to the audit engagement team and the investments were not material to the net worth of the individual or her immediate family members which they considered in reaching their conclusion. PwC advised the Audit Committee that it believes its objectivity and impartiality has not been adversely affected by this matter as it relates to the audit of the Registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that such disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable

(a)(2)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)

Certifications of the Registrant’s President and Treasurer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CER

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Invesco India Exchange-Traded Fund Trust

By: /s/ Daniel E. Draper

Name: Daniel E. Draper
Title: President

Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Daniel E. Draper

Name: Daniel E. Draper
Title: President

Date: July 8, 2019

By: /s/ Kelli Gallegos

Name: Kelli Gallegos
Title: Treasurer

Date: July 8, 2019